May 1, 2018

VIA EDGAR
Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Re:	Guggenheim Variable Funds Trust (the “Registrant”)
File Nos. 002-59353 and 811-02753
Post-Effective Amendment No. 97 to the Registration Statement on Form N-1A

Ladies and Gentlemen:
Pursuant to Rule 497(j) under the Securities Act of 1933, the undersigned hereby certifies, on behalf of the Registrant, that the Registrant’s Prospectus and Statement of Additional Information, dated May 1, 2018, do not differ from those contained in the Registrant's Registration Statement, which was accepted on the EDGAR system on April 17, 2018 (SEC Accession No. 0001628280-18-004345).

No fees are required in connection with this filing. If you have any questions concerning this filing, please contact me at (785) 438-3226, Julien Bourgeois of Dechert LLP at (202) 261-3451 or James V. Catano of Dechert LLP at (202) 261-3376.

Sincerely,
By: /s/ Amy J. Lee
Amy J. Lee
Vice President and Chief Legal Officer
Guggenheim Variable Funds Trust